Note 11 - Commitments and Contingent Liabilities - Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 444
2021	387
2022	215
2023	112
2024	4
Thereafter	$ 9